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                                    Security Capital Global Capital Management Group Incorporated
                                                              FORM 13F
                                                            June 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AIMCO                                           03748R101     5042   117935 SH       Sole                   117935
Amli Residential Prop.                          001735109     2942   131500 SH       Sole                   131500
Archstone Comm.                                 039581103     5568   253825 SH       Sole                   253825
Arden Realty Group                              039793104    32128  1304690 SH       Sole                  1304690
Avalon Bay Comm.                                053484101    11456   309618 SH       Sole                   309618
Boston Properties                               101121101     9676   269720 SH       Sole                   269720
Brandywine Realty Trust                         105368203      705    35600 SH       Sole                    35600
Cabot Industrial Trust                          127072106    11472   539860 SH       Sole                   539860
Cadillac Fairview Corp.                         126929207     1189    63000 SH       Sole                    63000
CarrAmerica Realty                              144418100     2892   115700 SH       Sole                   115700
Catellus Devel Corp.                            149111106    10230   660000 SH       Sole                   660000
Cornerstone Prop.                               21922H103    11464   722130 SH       Sole                   722130
Equity Office Prop.                             294741103    16250   634160 SH       Sole                   634160
Equity Res. Prop.                               29476L107     2244    49800 SH       Sole                    49800
Essex Prop. Trust                               297178105     7381   208645 SH       Sole                   208645
Felcor Lodging Trust Inc.                       31430F101     4575   220500 SH       Sole                   220500
General Growth Properties                       370021107     1830    51550 SH       Sole                    51550
Highwoods Properties, Inc.                      431284108     1753    63900 SH       Sole                    63900
Homestead Village Inc.                          437851108      162    66500 SH       Sole                    66500
Innkeepers USA Tst                              4576J0104    11509  1150900 SH       Sole                  1150900
Interstate Hotels Management                    46088R108       77    18658 SH       Sole                    18658
Liberty Prop. Trust                             531172104    15249   613035 SH       Sole                   613035
Mack-Cali Realty                                554489104     7809   252400 SH       Sole                   252400
Meristar Hospitality Corp.                      58984Y103     9718   433100 SH       Sole                   433100
Prentiss Properties                             740706106    21795   927450 SH       Sole                   927450
Public Storage Inc.                             74460D109    15681   560040 SH       Sole                   560040
Regency Realty Corp.                            758939102     2311   105360 SH       Sole                   105360
Rouse Company                                   779273101      678    26700 SH       Sole                    26700
Smith Charles E Res.                            832197107     2971    87530 SH       Sole                    87530
Spieker Properties                              848497103     7229   185965 SH       Sole                   185965
Starwood Lodging                                85590A203    21860   715250 SH       Sole                   715250
TrizecHahn Corp.                                896938107    11863   582235 SH       Sole                   582235
Urban Shopping Ctrs.                            917060105    31173   989620 SH       Sole                   989620
Vornado Realty Trust                            929042109     6255   177145 SH       Sole                   177145
Wyndham International                           983101106     2519   559740 SH       Sole                   559740
REPORT SUMMARY                 35 DATA RECORDS              307658            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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